COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of operating lease payments
The following is a summary of Bellatrix’s commitments as at December 31, 2017:

($000s)	1 Year	2-3 Years	4-5 Years	More than 5 years	Total
Operating leases (1)	$24,835	$48,748	$40,811	$30,934	$145,328
Transportation and processing agreements (2)	$62,207	$97,788	$69,481	$128,873	$358,349
(1) Operating leases is comprised of the Company’s commitment for office space, net of recoveries and gross operating leases for field equipment. The Company is committed to payments under fixed term operating leases for office space which do not currently provide for early termination.